Share-Based Payments - Total Expenses Arising from Share-Based Payment Transactions (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share-based payment expense	$ 1,589,774	$ 1,163,543	$ 1,796,286
Share-based payment expense	$ 1,589,774	$ 1,163,543